OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of offsetting of financial assets and financial liabilities [text block] [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]

NOTE 51: OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES

The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential
At 31 December 2018	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	net amounts if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	130,172	–	130,172	–	(978)	129,194
Reverse repos	33,472	(5,115)	28,357	(622)	(27,735)	–
	163,644	(5,115)	158,529	(622)	(28,713)	129,194
Derivative financial instruments	78,607	(55,012)	23,595	(6,039)	(15,642)	1,914
Loans and advances to banks:
Excluding reverse repos	5,822	–	5,822	(2,676)	–	3,146
Reverse repos	461	–	461	–	(461)	–
	6,283	–	6,283	(2,676)	(461)	3,146
Loans and advances to customers:
Excluding reverse repos	447,020	(2,645)	444,375	(1,319)	(3,241)	439,815
Reverse repos	42,494	(2,011)	40,483	–	(40,483)	–
	489,514	(4,656)	484,858	(1,319)	(43,724)	439,815
Debt securities	5,238	–	5,238	–	–	5,238
Financial assets at fair value through other comprehensive income	24,815	–	24,815	–	(5,361)	19,454
Financial liabilities
Deposits from banks:
Excluding repos	9,150	–	9,150	(5,291)	–	3,859
Repos	21,170	–	21,170	–	(21,170)	–
	30,320	–	30,320	(5,291)	(21,170)	3,859
Customer deposits:
Excluding repos	417,652	(1,404)	416,248	(1,370)	(3,241)	411,637
Repos	1,818	–	1,818	–	(1,818)	–
	419,470	(1,404)	418,066	(1,370)	(5,059)	411,637
Financial liabilities at fair value through profit or loss:
Excluding repos	8,952	–	8,952	–	–	8,952
Repos	28,721	(7,126)	21,595	–	(21,595)	–
	37,673	(7,126)	30,547	–	(21,595)	8,952
Derivative financial instruments	77,626	(56,253)	21,373	(3,995)	(17,313)	65

				Related amounts where set off in the balance sheet not permitted[3]		Potential
At 31 December 2017	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	net amounts if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	131,288	–	131,288	–	(3,322)	127,966
Reverse repos	38,882	(7,292)	31,590	–	(31,590)	–
	170,170	(7,292)	162,878	–	(34,912)	127,966
Derivative financial instruments	72,869	(47,035)	25,834	(5,419)	(13,807)	6,608
Loans and advances to banks:
Excluding reverse repos	5,840	–	5,840	(2,293)	–	3,547
Reverse repos	771	–	771	(646)	(125)	–
	6,611	–	6,611	(2,939)	(125)	3,547
Loans and advances to customers:
Excluding reverse repos	457,382	(1,716)	455,666	(1,656)	(7,030)	446,980
Reverse repos	16,832	–	16,832	–	(16,832)	–
	474,214	(1,716)	472,498	(1,656)	(23,862)	446,980
Debt securities	3,643	–	3,643	–	–	3,643
Available-for-sale financial assets	42,098	–	42,098	–	(16,751)	25,347
Financial liabilities
Deposits from banks:
Excluding repos	6,629	–	6,629	(4,860)	–	1,769
Repos	23,175	–	23,175	–	(23,175)	–
	29,804	–	29,804	(4,860)	(23,175)	1,769
Customer deposits:
Excluding repos	417,009	(1,523)	415,486	(1,205)	(7,030)	407,251
Repos	2,638	–	2,638	–	(2,638)	–
	419,647	(1,523)	418,124	(1,205)	(9,668)	407,251
Financial liabilities at fair value through profit or loss:
Excluding repos	9,499	–	9,499	–	–	9,499
Repos	48,670	(7,292)	41,378	–	(41,378)	–
	58,169	(7,292)	50,877	–	(41,378)	9,499
Derivative financial instruments	73,352	(47,228)	26,124	(3,949)	(17,459)	4,716

1	After impairment allowance.

2	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.

3	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.

The effects of over collateralisation have not been taken into account in the above table.